Risk Management - Price Risk Sensitivity Analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CLP ($)
Most Adverse Stress Scenario p&L Impact Trading Book
Most adverse stress scenario p&l impact trading book due to Interest rate (bps)	$ (15,675)
Most adverse stress scenario p&l impact trading book due to foreign exchange	(16)
Most adverse stress scenario p&l impact trading book due to options	224
Total amount of most adverse stress scenario p&l impact trading book	(15,467)
12-Months NRFF IMPACT ACCRUAL BOOK
Impact by Base Interest Rate shocks	(164,322)
Impact due to Spreads Shocks	(67)
Higher / (Lower) Net revenues	(164,389)
Interest rate USD, EUR, JPY, etc. Domestic/offshore
Most Adverse Stress Scenario p&L Impact Trading Book
Most adverse stress scenario p&l impact trading book due to Interest rate (bps)	(1,963)
Domestic/offshore interest rate spread USD, EUR, JPY
Most Adverse Stress Scenario p&L Impact Trading Book
Most adverse stress scenario p&l impact trading book due to Interest rate (bps)	(50)
CLF [Member]
Most Adverse Stress Scenario p&L Impact Trading Book
Most adverse stress scenario p&l impact trading book due to Interest rate (bps)	(4,968)
CLF [Member] | Derivatives
Most Adverse Stress Scenario p&L Impact Trading Book
Most adverse stress scenario p&l impact trading book due to Interest rate (bps)	$ (3,006)
CLF [Member] | Derivatives | Due within 1 year
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	103
CLF [Member] | Derivatives | Over 1 year
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	38
CLF [Member] | Bonds / Debt instruments
Most Adverse Stress Scenario p&L Impact Trading Book
Most adverse stress scenario p&l impact trading book due to Interest rate (bps)	$ (1,962)
CLF [Member] | Bonds / Debt instruments | Due within 1 year
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	47
CLF [Member] | Bonds / Debt instruments | Over 1 year
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	69
CLF
Most Adverse Stress Scenario p&L Impact Trading Book
Most adverse stress scenario p&l impact trading book due to Interest rate (bps)	$ (8,694)
CLF | Derivatives
Most Adverse Stress Scenario p&L Impact Trading Book
Most adverse stress scenario p&l impact trading book due to Interest rate (bps)	$ (2,600)
CLF | Derivatives | Due within 1 year
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	163
CLF | Derivatives | Over 1 year
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	92
CLF | Bonds / Debt instruments
Most Adverse Stress Scenario p&L Impact Trading Book
Most adverse stress scenario p&l impact trading book due to Interest rate (bps)	$ (6,094)
CLF | Bonds / Debt instruments | Due within 1 year
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	108
CLF | Bonds / Debt instruments | Over 1 year
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	123
U S D [Member] | Interest rate USD, EUR, JPY, etc. Domestic/offshore | Due within 1 year
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(9)
U S D [Member] | Interest rate USD, EUR, JPY, etc. Domestic/offshore | Over 1 year
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(2)
U S D [Member] | Domestic/offshore interest rate spread USD, EUR, JPY | Due within 1 year
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(62)
U S D [Member] | Domestic/offshore interest rate spread USD, EUR, JPY | Over 1 year
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(73)